Description of Business and Summary of Significant Accounting Policies (Details 5)	12 Months Ended
Mar. 31, 2015
Leaseholds Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years